Annual Fund Operating Expenses	0 Months Ended
	Aug. 01, 2011
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Specialized Technology Fund) | Class A
Operating Expenses:
Management Fees	1.05%
Distribution (12b-1) Fees	none
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.69%
Fee Waivers	none
Total Annual Fund Operating Expenses After Expense Reimbursement	1.69%	[1]
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Specialized Technology Fund) | Class B
Operating Expenses:
Management Fees	1.05%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.44%
Fee Waivers	none
Total Annual Fund Operating Expenses After Expense Reimbursement	2.44%	[1]
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Specialized Technology Fund) | Class C
Operating Expenses:
Management Fees	1.05%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.44%
Fee Waivers	none
Total Annual Fund Operating Expenses After Expense Reimbursement	2.44%	[1]
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Health Care Fund) | Class A
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.80%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.61%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.47%	[2]
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Health Care Fund) | Class B
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.80%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.36%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	2.22%	[2]
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Health Care Fund) | Class C
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.80%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.36%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	2.22%	[2]
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Precious Metals Fund) | Class A
Operating Expenses:
Management Fees	0.55%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.16%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%	[3]
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Precious Metals Fund) | Class B
Operating Expenses:
Management Fees	0.55%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.91%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.85%	[3]
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Precious Metals Fund) | Class C
Operating Expenses:
Management Fees	0.55%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.91%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.85%	[3]
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class A
Operating Expenses:
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.25%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%	[4]
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class B
Operating Expenses:
Management Fees	0.60%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.00%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.90%	[4]
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class C
Operating Expenses:
Management Fees	0.60%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.00%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.90%	[4]
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class
Operating Expenses:
Management Fees	1.05%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.53%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.52%	[5]
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Health Care Fund) | Administrator Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.45%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.24%	[6]
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class
Operating Expenses:
Management Fees	0.55%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.96%	[7]
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Administrator Class
Operating Expenses:
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.96%	[7]
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.73%
Fee Waivers	none
Total Annual Fund Operating Expenses After Expense Reimbursement	0.73%	[8]
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Institutional Class
Operating Expenses:
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.79%	[9]
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class
Operating Expenses:
Management Fees	1.05%
Distribution (12b-1) Fees	none
Other Expenses	0.69%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.76%
Fee Waivers	none
Total Annual Fund Operating Expenses After Expense Reimbursement	1.76%	[10]

[1]	The Adviser has committed through July 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.75% for Class A, 2.50% for Class B, and 2.50% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[2]	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.46% for Class A, 2.21% for Class B, and 2.21% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[3]	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.09% for Class A, 1.84% for Class B, and 1.84% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[4]	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.14% for Class A, 1.89% for Class B, and 1.89% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[5]	The Adviser has committed through July 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[6]	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.23% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[7]	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.95% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[8]	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.79% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[9]	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.78% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[10]	The Adviser has committed through July 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.82% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.